Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash provided by (used in) Operating activities
Net loss and comprehensive loss for the year	$ (34,855)	$ (27,365)
Charges to operations not involving cash
Depreciation of property and equipment	515	528
Accreted interest and valuation adjustments	36	1,239
Deferred share unit compensation	537	(191)
Stock-based compensation	1,005	1,138
Loss on disposal of assets	73	1
Fair value adjustment on government loan	(628)	(840)
Charges to operations not involving cash	(33,317)	(25,490)
Net change in non-cash working capital balances related to operations
(Increase) decrease in amounts receivable	(1,067)	492
Increase in prepaid expenses	(1,859)	(333)
Increase in investment tax credits receivable	(281)	(550)
Increase (decrease) in accounts payable and other liabilities	1,779	(1,407)
Cash provided by (used in) Operating activities	(34,745)	(27,288)
Financing activities
Proceeds from issuance of share capital and warrants in private placement	25,082
Share and warrant issuance costs in private placement	(152)
Proceeds from public equity offering	40,824	29,456
Share Issuance costs in public equity offering	(2,039)	(2,499)
Proceeds from the exercise of stock options	254	95
Proceeds from short-term borrowing	3,130
Repayment of short-term borrowing	(2,645)
Proceeds from the exercise of warrants	2,276	61
Proceeds from long-term debt	900
Repayment of long-term debt	(41)	(88)
Repayment of lease obligation	(106)	(90)
Cash provided by (used in) financing activities	67,483	26,935
Investing activities
Acquisition of property and equipment	(442)	(476)
Net change in cash and cash equivalents during the year	32,296	(829)
Cash and cash equivalents - Beginning of year	14,066	14,895
Cash and cash equivalents - End of year	46,362	14,066
Supplementary cash flow
Interest received	$ 298	$ 509